Subordinated Liabilities	12 Months Ended
Dec. 31, 2018
Subordinated liabilities [abstract]
Subordinated Liabilities

The notes included in this section focus on the Barclays Group’s loan capital and shareholders’ equity including issued share capital, retained earnings, other equity balances and interests of minority shareholders in our subsidiary entities (non-controlling interests). For more information on capital management and how the Barclays Group maintains sufficient capital to meet our regulatory requirements refer to page 141.

28 Subordinated liabilities

Accounting for subordinated liabilities Subordinated liabilities are measured at amortised cost using the effective interest method under IFRS 9.

	2018	2017
	£m	£m
Opening balance as at 1 January	23,826	23,383
Issuances	221	3,041
Redemptions	(3,246)	(1,378)
Other	(242)	(1,220)
Total subordinated liabilities	20,559	23,826

Redemptions totalling £3,246m include £500m Fixed/Floating Rate Subordinated Callable Notes, €1,750m 6% Fixed Rate Subordinated Notes (£1,532m), $1,000m 7.75% Contingent Capital Notes (£713m), $99m 7.7% Undated Subordinated Notes (£72m), €40m Floating Rate Subordinated Notes 2018 (£35m), €235m CMS Linked Subordinated Notes (£206m), £140m 8.25% Undated Subordinated Notes and a number of small redemptions by Barclays Securities Japan Limited totalling £48m.

Other movements include £514m due to the appreciation of USD and JPY against GBP offset by the reclassification of subordinated liabilities to non-controlling interests of £491m and accrued interest of £128m.

Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	2018	2017
	£m	£m
Undated subordinated liabilities	3,522	4,191
Dated subordinated liabilities	17,037	19,635
Total subordinated liabilities	20,559	23,826

None of the Barclays Group’s subordinated liabilities are secured.

Undated subordinated liabilities
		2018	2017
	Initial call date	£m	£m
Barclays Bank PLC issued
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes	2032	16	16
6.86% Callable Perpetual Core Tier One Notes (USD 179m)	2032	199	197
Reserve Capital Instruments (RCIs)
6.3688% Step-up Callable Perpetual Reserve Capital Instruments	2019	34	36
14% Step-up Callable Perpetual Reserve Capital Instruments	2019	3,189	3,142
5.3304% Step-up Callable Perpetual Reserve Capital Instruments	2036	51	52
Undated Notes
7.7% Undated Subordinated Notes (USD 99m)	2018	-	74
8.25% Undated Subordinated Notes	2018	-	144
7.125% Undated Subordinated Notes[a]	2020	-	182
6.125% Undated Subordinated Notes[a]	2027	-	43
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	30	28
Undated Floating Rate Primary Capital Notes Series 3[a]	Any interest payment date	-	21
Bonds
9.25% Perpetual Subordinated Bonds (ex-Woolwich Plc)[a]	2021	-	87
9% Permanent Interest Bearing Capital Bonds[a]	At any time	-	45
Loans
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)[a]	2028	-	51
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)[a]	2028	-	73
Total undated subordinated liabilities		3,522	4,191

Note

a Following a review, these instruments are deemed to have characteristics that would qualify them as equity rather than subordinated liabilities. They have been subsequently reclassified in December 2018 resulting in a £491m movement.

Undated subordinated liabilities

Undated subordinated liabilities are issued by Barclays Bank PLC and its subsidiaries for the development and expansion of the business and to strengthen the capital bases. The principal terms of the undated subordinated liabilities are described below:

Subordination

All undated subordinated liabilities rank behind the claims against the bank of depositors and other unsecured unsubordinated creditors and holders of dated subordinated liabilities in the following order: Junior Undated Floating Rate Notes; other issues of Undated Notes, Bonds and Loans ranking pari passu with each other; followed by TONs and RCIs ranking pari passu with each other.

Interest

All undated subordinated liabilities bear a fixed rate of interest until the initial call date, with the exception of the 9% Bonds which are fixed for the life of the issue, and the Junior and Series 3 Undated Notes which are floating rate at rates fixed periodically in advance based on the related interbank rate.

After the initial call date, in the event that they are not redeemed, the 7.125%, 6.125% Undated Notes and the 9.25% Bonds will bear interest at rates fixed periodically in advance for five-year periods based on market rates. All other undated subordinated liabilities will bear interest at rates fixed periodically in advance based on London interbank rates.

Payment of interest

Barclays Bank PLC is not obliged to make a payment of interest on its Undated Notes, Bonds and Loans excluding the 9.25% Bonds if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC or, in certain cases, any class of preference shares of Barclays Bank PLC. Barclays Bank PLC is not obliged to make a payment of interest on its 9.25% Perpetual Subordinated Bonds if, in the immediately preceding 12 month interest period, a dividend has not been paid on any class of its share capital. Interest not so paid becomes payable in each case if such a dividend is subsequently paid or in certain other circumstances. During the year, Barclays Bank PLC declared and paid dividends on its ordinary shares and on all classes of preference shares.

No payment of principal or any interest may be made unless Barclays Bank PLC satisfies a specified solvency test.

Barclays Bank PLC may elect to defer any payment of interest on the RCIs. Any such deferred payment of interest must be paid on the earlier of: (i) the date of redemption of the RCIs, (ii) the coupon payment date falling on or nearest to the tenth anniversary of the date of deferral of such payment, and (iii) in respect of the 14% RCIs only, substitution. While such deferral is continuing, neither Barclays Bank PLC nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares or preference shares.

Barclays Bank PLC may elect to defer any payment of interest on the TONs if it determines that it is, or such payment would result in it being, in non-compliance with capital adequacy requirements and policies of the PRA. Any such deferred payment of interest will only be payable on a redemption of the TONs. Until such time as Barclays Bank PLC next makes a payment of interest on the TONs, neither Barclays Bank PLC nor Barclays PLC may (i) declare or pay a dividend, subject to certain exceptions, on any of their respective ordinary shares or preference shares, or make payments of interest in respect of Barclays Bank PLC’s Reserve Capital Instruments and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.

Repayment

All undated subordinated liabilities are repayable at the option of Barclays Bank PLC, generally in whole, at the initial call date and on any subsequent coupon or interest payment date or in the case of the 7.125%, 6.125% Undated Notes and the 9.25% Bonds on any fifth anniversary after the initial call date. In addition, each issue of undated subordinated liabilities is repayable, at the option of Barclays Bank PLC in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior approval of the PRA.

Other

All issues of undated subordinated liabilities are non-convertible.

28 Subordinated liabilities continued
Dated subordinated liabilities
			2018	2017
	Initial call date	Maturity date	£m	£m
Barclays PLC issued
2.625% Fixed Rate Subordinated Callable Notes (EUR 1,250m)	2020	2025	1,130	1,119
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	1,367	1,325
4.375% Fixed Rate Subordinated Notes (USD 1,250m)	#N/A	2024	982	947
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	116	111
5.20% Fixed Rate Subordinated Notes (USD 2,050m)	#N/A	2026	1,509	1,439
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m)	2027	2028	1,523	1,471
Barclays Bank PLC issued	#N/A
Floating Rate Subordinated Notes (EUR 40m)	#N/A	2018	-	36
6% Fixed Rate Subordinated Notes (EUR 1,750m)	#N/A	2018	-	1,643
CMS-Linked Subordinated Notes (EUR 100m)	#N/A	2018	-	93
CMS-Linked Subordinated Notes (EUR 135m)	#N/A	2018	-	124
Fixed/Floating Rate Subordinated Callable Notes	2018	2023	-	533
7.75% Contingent Capital Notes (USD 1,000m)	2018	2023	-	747
Floating Rate Subordinated Notes (EUR 50m)	#N/A	2019	45	44
5.14% Lower Tier 2 Notes (USD 1,094m)	#N/A	2020	851	841
6% Fixed Rate Subordinated Notes (EUR 1,500m)	#N/A	2021	1,474	1,484
9.5% Subordinated Bonds (ex-Woolwich Plc)	#N/A	2021	256	273
Subordinated Floating Rate Notes (EUR 100m)	#N/A	2021	89	88
10% Fixed Rate Subordinated Notes	#N/A	2021	2,194	2,261
10.179% Fixed Rate Subordinated Notes (USD 1,521m)	#N/A	2021	1,143	1,118
Subordinated Floating Rate Notes (EUR 50m)	#N/A	2022	45	44
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)	#N/A	2022	1,032	1,043
7.625% Contingent Capital Notes (USD 3,000m)	#N/A	2022	2,272	2,163
Subordinated Floating Rate Notes (EUR 50m)	#N/A	2023	45	44
5.75% Fixed Rate Subordinated Notes	#N/A	2026	351	366
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)	#N/A	2027	107	97
6.33% Subordinated Notes	#N/A	2032	61	62
Subordinated Floating Rate Notes (EUR 68m)	#N/A	2040	61	60
External issuances by other subsidiaries	#N/A	2019-2023	384	59
Total dated subordinated liabilities			17,037	19,635

Dated subordinated liabilities

Dated subordinated liabilities are issued by Barclays PLC, Barclays Bank PLC and respective subsidiaries for the development and expansion of their business and to strengthen their respective capital bases. The principal terms of the dated subordinated liabilities are described below:

Subordination

Dated subordinated liabilities issued by Barclays PLC ranks behind the claims against Barclays PLC of unsecured unsubordinated creditors but before the claims of the holders of its equity.

All dated subordinated liabilities externally issued by Barclays Bank PLC rank behind the claims against the bank of depositors and other unsecured unsubordinated creditors but before the claims of the undated subordinated liabilities and the holders of its equity. The dated subordinated liabilities externally issued by other subsidiaries are similarly subordinated as the external subordinated liabilities issued by Barclays Bank PLC.

Interest

Interest on the Floating Rate Notes is fixed periodically in advance, based on the related interbank or local central bank rates.

Interest on the 2.625% Fixed Rate Subordinated Callable Notes, 4.836% Fixed Rate Subordinated Callable Notes, 2% Fixed Rate Subordinated Callable Notes and the 3.75% Fixed Rate Resetting Subordinated Callable Notes are fixed until the call date. After the respective call dates, in the event that they are not redeemed, the interest rates will be reset and fixed until maturity based on a market rate.

Repayment

Those subordinated liabilities with a call date are repayable at the option of the issuer, on conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated subordinated liabilities outstanding at 31 December 2018 are redeemable only on maturity, subject in particular cases to provisions allowing an early redemption in the event of certain changes in tax law, or to certain changes in legislation or regulations.

Any repayments prior to maturity require, in the case of Barclays PLC and Barclays Bank PLC, the prior approval of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances.

There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.

Other

The 7.625% Contingent Capital Notes will be automatically transferred from investors to Barclays PLC (or another entity within the Barclays Group) for nil consideration in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7%.